Exhibit 99.1

KPMG LLP
1676 International Drive
McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Prima Capital Advisors LLC (the “Company”)

Prima Capital CRE Securitization 2016-VI Depositor Corp.

UBS Securities LLC

Amherst Pierpont Securities LLC

Sandler O’Neill & Partners, L.P.

(together, the “Specified Parties”)

Re:	Prima Capital CRE Securitization 2016-VI Ltd. – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with certain information pertaining to the mortgage loans, mezzanine loans, commercial mortgage backed securities (CMBS) and REIT Bonds (the “Collateral Interests”) which we were informed are to be included as collateral in the offering of the Prima Capital CRE Securitization 2016-VI Ltd. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Data File” means the combined electronic data file provided to us by the Company on December 2, 2016 containing data with respect to the Collateral Interests.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Loan Sellers for us to perform procedures and listed in Attachment A.
•	The phrase “Reference Data” means the information obtained from third party sources and listed in Attachment A.
•	The phrase “Instructions” means the instructions provided by the Company pertaining to a procedure specific attribute, methodology or value and described in Attachment B.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the agreed-upon procedures on all the Collateral Interests in the Data File.

We compared the Compared Attributes in the Data File to the corresponding information set forth in the Reference Data. Where more than one document is indicated, we used the highest priority document that we

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

could locate in the Reference Data. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information in the Data File to be in agreement. There were no conclusions that resulted from the procedures.

We were not engaged to, and did not conduct an audit, examination, or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions, or information provided to us by the Company, (ii) the physical existence of the Collateral Interests, (iii) the reliability or accuracy of the third party Reference Data which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, (v) as to whether any of the statements expressed therein omit any material facts, or (vi) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Collateral Interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Collateral Interest being securitized, (iii) the compliance of the originators of the mortgage loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Collateral Interest that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

December 6, 2016

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute – Mortgage or Mezzanine Loans	Source Document
Asset Type	Provided by the Company
Loan/Property Name	Appraisal
Street Address	Appraisal
City	Appraisal
State	Appraisal
Zip Code	Appraisal
Property Type	Appraisal
Reference Date Balance	Provided by the Company
PMIT Reference Date Balance	Provided by the Company
SFERS Reference Date Balance	Provided by the Company
Rate Type (Fixed / Floating)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Collateral Interest Interest Rate	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Interest Calc Method	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Amortization Type	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Interest- Only Period (Mos)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Original Term to Maturity	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Amort Term (Mos)	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Maturity Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Extended Maturity Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Lock-Out / Prepayment Penalty End Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Open Date	Loan Agreement, Promissory Note, Deed of Trust, Mortgage
Appraised Value	Appraisal
Appraisal Date	Appraisal
Collateral Interest Reference Date LTV	Provided by the Company

Attribute – CMBS	Source Document
CUSIP	Provided by the Company
Issue	Intex / Bloomberg / Offering Documents
Class	Intex / Bloomberg / Offering Documents
Ratings	Bloomberg/Intex/Offering Documents/ Rating Agency Websites
Aggregate Class Balance of entire Class	Intex / Bloomberg / Offering Documents

Attribute – REITs	Source Document
Underlying Issuer	Provided by the Company
Ticker	Bloomberg
Senior Debt Rating	Bloomberg/Offering Documents/Ratings Agency Website
Interest Rate	Bloomberg/Note Purchase Agreements
Maturity Date	Bloomberg/Note Purchase Agreements

A-1

•	“Bloomberg” – refers to information obtained from the Bloomberg L.P. application
•	“Intex” – Refers to the information obtained from Intex Solutions application Intex Calc
•	“Rating Agency Website” – refers to information obtained from the websites of Moody’s, S&P, Fitch, Kroll, Morningstar or DBRS

A-2

ATTACHMENT B

INSTRUCTIONS

For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

With respect to the ‘Quarters At Stones Bay’ Mortgage Loan and the following attributes; Maturity Date, Extended Maturity Date, Lock-Out / Prepayment Penalty End Date and Open Date, we were instructed by the Company that all extension options were exercised as of the Reference Date.

With respect to the ‘Walgreens Maywood’ Mortgage Loan and the following attributes; Zip Code and Property Type, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

B-1